Financial Risk Management - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management
Bonds	R$ 793,341
Working capital	R$ 503,984	R$ 326,550
Somos - Anglo (Predecessor)
Financial Risk Management
Bonds			R$ 1,600,000	R$ 1,600,000
Working capital				R$ 213,322	R$ 139,064